Restatement (Details) - Schedule of operations - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
(As Reported) [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 54	$ 1,660
Operating Expenses:
Cost of revenues		297
Advertising	(4,578)	18,125
Payroll and related expense	66,693	225,603
Other general and administrative expenses	333,197	953,927
Total Operating Expenses	395,312	1,197,952
Loss From Operations	(395,258)	(1,196,292)
Other Income (Expense):
Interest expense	(699,254)	(1,667,413)
Change in derivative liability for authorized shares shortfall	2,641,481	(159,633,797)
Change in fair value of derivative liabilities		300,885
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	4,332,489	179,272,324
Gain on forgiveness of debt		192,521
Gain (loss) on conversion of convertible notes		(880)
Total Other Income (Expense)	6,274,716	18,463,640
Net Income (Loss) Before Income Taxes	5,879,458	17,267,348
Provision for Income Taxes (Benefit)
Net Income (Loss)	5,879,458	17,267,348
Deemed dividend resulting from amortization of preferred stock discount		(34,798,923)
Deemed dividend from warrant price protection
Net Income (Loss) Available to Common Stockholders	$ 5,879,458	$ (17,531,575)
Net Income (Loss) Per Common Share:
Basic (in Dollars per share)		$ (0.01)
Diluted (in Dollars per share)		$ (0.01)
Weighted Average Common Shares Outstanding:
Basic (in Shares)	1,406,244,901	1,405,511,082
Diluted (in Shares)	1,406,244,901	1,405,511,082
(As Restated) [Member]
Condensed Income Statements, Captions [Line Items]
Revenues	$ 54	$ 1,660
Operating Expenses:
Cost of revenues		297
Advertising	(4,578)	18,125
Payroll and related expense	66,693	225,603
Other general and administrative expenses	333,197	953,927
Total Operating Expenses	395,312	1,197,952
Loss From Operations	(395,258)	(1,196,292)
Other Income (Expense):
Interest expense	(1,179,205)	(2,159,564)
Change in derivative liability for authorized shares shortfall	2,641,481	(159,633,797)
Change in fair value of derivative liabilities		300,885
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(1,590,759)	173,361,276
Gain on forgiveness of debt		192,521
Gain (loss) on conversion of convertible notes		(880)
Total Other Income (Expense)	(128,483)	12,060,441
Net Income (Loss) Before Income Taxes	(523,741)	10,864,149
Provision for Income Taxes (Benefit)
Net Income (Loss)	(523,741)	10,864,149
Deemed dividend resulting from amortization of preferred stock discount		(34,798,923)
Deemed dividend from warrant price protection
Net Income (Loss) Available to Common Stockholders	$ (523,741)	$ (23,934,774)
Net Income (Loss) Per Common Share:
Basic (in Dollars per share)		$ (0.02)
Diluted (in Dollars per share)		$ (0.02)
Weighted Average Common Shares Outstanding:
Basic (in Shares)	1,406,244,901	1,405,511,082
Diluted (in Shares)	1,406,244,901	1,405,511,082
Restatement Adjustment [Member]
Condensed Income Statements, Captions [Line Items]
Revenues
Operating Expenses:
Cost of revenues
Other Income (Expense):
Interest expense	(479,951)	(492,151)
Gain (loss) on settlement of convertible notes payable and accrued interest, warrants and accounts payable and cancelation of common shares in exchange for Series Y and Series Z preferred shares and cash	(5,923,248)	(5,911,048)
Gain on forgiveness of debt
Gain (loss) on conversion of convertible notes
Total Other Income (Expense)	(6,403,199)	(6,403,199)
Net Income (Loss) Before Income Taxes	(6,403,199)	(6,403,199)
Provision for Income Taxes (Benefit)
Net Income (Loss)	(6,403,199)	(6,403,199)
Deemed dividend resulting from amortization of preferred stock discount
Deemed dividend from warrant price protection
Net Income (Loss) Available to Common Stockholders	$ (6,403,199)	$ (6,403,199)
Net Income (Loss) Per Common Share:
Basic (in Dollars per share)		$ (0.01)
Diluted (in Dollars per share)		$ (0.01)